Shareholder Report, Line Graph (Details) 193064_Innovator Equity Defined Protection ETF - 2 Yr to January 2027_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 31, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Equity Defined Protection ETF - 2 Yr to January 2027 NAV
Accumulated Value	$ 10,000	$ 10,677
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,752
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 11,630